INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - disposal of subsidiaries (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of assets and liabilities as at the date of disposal:
Cash and bank balances		$ 8,626	$ 7,443	$ 20,092	$ 15,923
Property, plant and equipment		7,071	59,728	76,991
Total assets		19,258	75,940	110,233
Total liabilities		48,743	75,782	$ 85,655
Cash flows arising from disposal:
Total Proceeds		$ 6,745	$ 50
Galaxy Power LLC
Carrying amounts of assets and liabilities as at the date of disposal:
Net assets disposed of	$ 119,705
Cash flows arising from disposal:
Proceeds used to paydown existing debt	56,029
Proceeds used for new loans	8,258
Total Proceeds	64,287
Net assets disposed of (as above)	119,705
Loss on disposal	(55,418)
Galaxy Power LLC
Carrying amounts of assets and liabilities as at the date of disposal:
Cash and bank balances	1,678
Property, plant and equipment	129,736
Trade and other debtors	367
Total assets	131,782
Trade and other creditors	12,077
Total liabilities	12,077
Net assets disposed of	119,705
Cash flows arising from disposal:
Net assets disposed of (as above)	119,705
Galaxy Power LLC
Cash flows arising from disposal:
Total Proceeds	65,000
Loss on disposal	$ (55,000)